Acquisitions (Details Textual) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($) shares	Apr. 30, 2015 USD ($) shares	Apr. 30, 2014 USD ($) Acquisition shares	Apr. 30, 2013 USD ($)	Mar. 23, 2015 USD ($) shares	Mar. 20, 2015 USD ($)	Mar. 02, 2015 USD ($)
Acquisitions (Textual) [Abstract]
Goodwill, acquired during period		$ 2,918.8	$ 52.1
Long-term debt	$ 5,944.9	5,944.9	1,873.1
Total intangible assets, excluding goodwill, from acquisitions			37.6
Net sales		5,692.7	5,610.6	$ 5,897.7
Operating income (loss)		772.0	$ 919.0	910.4
Acquisition related costs expensed during the period		36.0
Number of businesses acquired | Acquisition			2
Debt instrument face amount						$ 3,700.0
Cash payments for acquisitions		$ 1,320.5	$ 101.8	0.0
Acquisitions (Additional Textual) [Abstract]
Common shares outstanding | shares	119,577,333	119,577,333	101,697,400		120,000,000
Other Debt Costs		$ 173.3	$ 0.0	0.0
Senior Notes [Member]
Acquisitions (Textual) [Abstract]
Debt instrument face amount						$ 3,700.0
Term Loan Credit Agreement due March 23, 2020 [Member]
Acquisitions (Textual) [Abstract]
Debt instrument face amount	$ 1,550.0	1,550.0	0.0				$ 1,800.0
U.S. Retail Coffee [Member]
Acquisitions (Textual) [Abstract]
Goodwill, acquired during period		(0.3)	22.8
Net sales		2,076.1	2,161.7	2,306.5
International, Foodservice, and Natural Foods [Member]
Acquisitions (Textual) [Abstract]
Goodwill, acquired during period		60.9	29.3
Net sales		1,272.7	1,276.3	1,376.4
U S Retail Consumer Foods [Member]
Acquisitions (Textual) [Abstract]
Goodwill, acquired during period		47.9	0.0
U.S. Retail Pet Foods [Member]
Acquisitions (Textual) [Abstract]
Goodwill, acquired during period		2,810.3	0.0
Net sales		239.1	0.0	$ 0.0
Big Heart [Member]
Acquisitions (Textual) [Abstract]
Goodwill deductible for tax purpose	91.5	$ 91.5
Shares issued to shareholders of acquiree | shares		17,900,000
Long-term debt	5,400.0	$ 5,400.0
Business acquisition transaction costs					$ 225.0
One-time costs to be recognized over three years with one half expected to be recognized in 2016		These one-time costs are anticipated to be incurred primarily over the next three years, with one-half of the costs expected to be recognized in 2016.
Total intangible assets, excluding goodwill, from acquisitions					4,009.8
Payments for acquisition related costs		$ 150.0
Net sales	244.5	$ 7,732.5	7,800.7
Operating income (loss)	(26.0)
Acquisition fair value measurement period		1 year
Business acquisition consideration given		$ 5,905.7
Value of shares issued to shareholders of acquiree					2,035.5
Business acquisition debt assumed					$ 2,630.2
Cash payments for acquisitions		1,240.0
Big Heart [Member] | U.S. Retail Pet Foods [Member]
Acquisitions (Textual) [Abstract]
Goodwill, acquired during period		2,900.0
Sahale [Member]
Acquisitions (Textual) [Abstract]
Total intangible assets, excluding goodwill, from acquisitions	$ 30.4	30.4
Cash payments for acquisitions		80.5
Sahale [Member] | U S Retail Consumer Foods [Member]
Acquisitions (Textual) [Abstract]
Goodwill, acquired during period		47.9
Enray [Member] | International, Foodservice, and Natural Foods [Member]
Acquisitions (Textual) [Abstract]
Goodwill, acquired during period			29.3
Silocaf [Member] | U.S. Retail Coffee [Member]
Acquisitions (Textual) [Abstract]
Goodwill, acquired during period			$ 22.8
Acquisition Related Cost [Member]
Acquisitions (Textual) [Abstract]
Business acquisition proforma adjustment		$ 108.3